Derivative Instruments - Fair Values of Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jun. 30, 2013	Jul. 01, 2012	Dec. 30, 2012
Derivative [Line Items]
Liability Derivatives	$ 31,053		$ 31,053		$ 45,724
Amount of gain or (loss) recognized in income on derivative	(5)	809	(9)	1,644
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member]
Derivative [Line Items]
Amount of gain or (loss) recognized in other comprehensive income ("OCI") on derivative (effective portion)	6,979	3,991	14,680	(34)
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] | Gain (Loss) On Derivative Instruments [Member]
Derivative [Line Items]
Amount of gain or (loss) recognized in income on derivative	(5)	809	(9)	1,644
Amount of gain or (loss) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	(5)	3	(9)	29
Interest Rate Swaps [Member] | Derivatives in ASC 815 Cash Flow Hedging Relationships [Member] | Interest Income (Expense) [Member]
Derivative [Line Items]
Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	7,543	6,785	15,076	13,441
Interest Rate Swaps [Member] | Derivative designed as hedging instruments under ASC 815 [Member] | Derivative Instruments [Member]
Derivative [Line Items]
Liability Derivatives	$ 31,053		$ 31,053		$ 45,724